UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period:  June 30, 2015

Item 1. Schedule of Investments.

KIRR, MARBACH PARTNERS
VALUE FUND

SCHEDULE OF INVESTMENTS
June 30, 2015 (UNAUDITED)

Number
of Shares		Value
	COMMON STOCKS - 98.5%

	Basic Materials - 7.1%
48,600	Innospec, Inc.	$2,188,944
32,397	LyondellBasell Industries NV - Class A	3,353,737
		5,542,681
	Communications - 17.8%
13,500	Alliance Data Systems Corp. *	3,941,190
81,630	ARRIS Group, Inc. *	2,497,878
4,075	Liberty Broadband Corp. - Class A *	207,703
10,835	Liberty Broadband Corp. - Class C *	554,319
16,700	Liberty Media Corp. - Class A *	601,868
33,600	Liberty Media Corp. - Class C *	1,206,240
33,650	NeuStar, Inc. - Class A *	982,916
96,260	News Corporation - Class A *	1,404,433
6,735	Time Warner Cable, Inc. - Class A	1,199,975
25,630	Tribune Co.	1,368,386
		13,964,908
	Consumer Cyclical - 11.2%
46,825	American Airlines Group, Inc.	1,869,956
2,885	AutoZone, Inc. *	1,924,007
27,795	Dollar Tree, Inc. *	2,195,527
28,905	Motorcar Parts of America, Inc. *	869,751
18,325	Visteon Corp. *	1,923,759
		8,783,000
	Consumer Non Cyclical - 8.9%
56,480	Alere, Inc. *	2,979,320
8,515	Allergan plc *	2,583,962
32,100	Ascent Capital Group, Inc. - Class A *	1,371,954
		6,935,236
	Financial - 16.5%
39,925	American International Group, Inc.	2,468,163
16,265	Aon plc	1,621,295
33,040	Colliers International Group, Inc.	1,271,379
1,976	Markel Corp. *	1,582,144
55,550	PRA Group, Inc. *	3,461,321
54,455	Voya Financial, Inc.	2,530,524

	Industrial - 19.2%
49,155	BWX Technologies, Inc.	1,612,284
16,163	Canadian Pacific Railway Ltd.	2,589,797
33,460	EMCOR Group, Inc.	1,598,384
29,186	EnerSys	2,051,484
33,335	KLX, Inc. *	1,471,074
57,630	MasTec, Inc. *	1,145,108
20,091	Tyco International	773,102
30,653	WABCO Holdings, Inc. *	3,792,389
		15,033,622
	Technology - 17.8%
50,000	Cognizant Technology Solutions Corp. - Class A *	3,054,500
28,647	eBay, Inc. *	1,725,695
81,064	NCR Corp. *	2,440,027
37,720	Open Text Corp.	1,528,792
33,380	Oracle Corp.	1,345,214
69,190	Tessera Technologies, Inc.	2,627,836
30,535	Yahoo! Inc. *	1,199,720
		13,921,784

	TOTAL COMMON STOCKS (Cost $40,169,948)	77,116,057

Shares
	SHORT-TERM INVESTMENT - 1.9%
	Fidelity Institutional Money Market Portfolio, Class I, 0.10% **
1,486,396	(Cost $1,486,396)	1,486,396

	Total Investments (Cost $41,656,344) - 100.4%	78,602,453

	Other Assets and Liabilities, Net (0.4)%	(277,541)

	TOTAL NET ASSETS - 100.0%	78,324,912

*	Non-income producing security.
**	Rate in effect as of June 30, 2015.

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2015, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$77,116,057	$-	$-	$77,116,057
Short-Term Investment	1,486,396	-	-	1,486,396
Total Investments	$78,602,453	$-	$-	$78,602,453

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2015, the Fund recognized no transfers to/from Level 1 or Level 2.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Kirr, Marbach Partners Value Fund

Cost of investments	$41,656,344

Gross unrealized appreciation	37,315,064
Gross unrealized depreciation	(368,955)
Net unrealized appreciation / (depreciation)	$36,946,109

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title) /s/ Mark Foster
                                           Mark Foster, President

Date  August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Foster
                                             Mark Foster, President

Date  August 24, 2015

By (Signature and Title)* /s/ Mickey Kim
                                             Mickey Kim, Treasurer

Date  August 24, 2015